Related party transaction and balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of relationship with related parties
Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Controlling shareholder
Ms. Fang Ye	A close family member of Ms. Fen Ye
Ms. Shou E Yan	A close family member of Ms. Fen Ye
Ms. Chun E Ye	A close family member of Ms. Fen Ye
Mr. Wu Wei	A close family member of Mr. Biao Wei
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye

Summary of transactions with related parties

(a)	Significant transactions with related parties for continuing operations

	Years ended
	December 31,
	2019	2020	2021
Rental revenue:
–Yuanmeng	1,619,048	914,287	152,382
–Lianwai Kindergarten	754,285	754,285	754,285

Total	2,373,333	1,668,572	906,667

	Years ended
	December 31,
	2019	2020	2021
Loans lent to related parties:
Ms. Fen Ye	3,171,645	—	—
Mr. Wu Wei	—	661,208	—
Ms. Chun E Ye	23,300,000	21,500,000	—

Total	26,471,645	22,161,208	—

	Years ended
	December 31,
	2019	2020	2021
Repayments of loans to related parties:
Ms. Fang Ye	506,800	—	—
Mr. Wu Wei	—	661,208	—
Ms. Chun E Ye	17,321,645	27,478,355	—

Total	17,828,445	28,139,563	—

	Years ended
	December 31,
	2019	2020	2021
Proceeds from short-term borrowings from related parties:
Ms. Fen Ye	3,049,462	—	—
Repayments of short-term borrowings to related parties:
Ms. Fen Ye	3,049,462	—	—
Repayment of loans due to Lianwai Kindergarten:	16,349,911	—	—

Summary of balances with related parties
(b)	Balances with related parties for continuing operations

	As of December 31,
	2020	2021
Due to related parties:
Advances from related parties for rental:
Lianwai Kindergarten	719,400	323,400

Total	719,400	323,400

Summary of balances with affected entity

(c)	Balances with Affected Entity for continuing operations

	As of December 31,
	2020	2021
Due from Affected Entity:
Account receivables from Affected Entity	5,203,022	—
Other receivables from Affected Entity	3,681,578	—

Total	8,884,600	—

	As of December 31,
	2020	2021
Due to Affected Entity:
Payables to Affected Entity:	243,006,621	308,782,975
Advance from Affected Entity	11,145,000	—

Total	254,151,621	308,782,975